Derivatives and Hedge Accounting - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedges [member]
Disclosure Of Derivatives And Hedge Accounting [Line Items]
Description of cash flow hedge reserve	The cash flow hedge reserve relates to a large number of derivatives and hedged items with varying maturities, up to 26 years, with the largest concentrations in the range of 1 to 3 years.
Gain (loss) on accounting ineffectiveness on derivatives	€ 44,000,000	€ (16,000,000)
Hedges of net investments in foreign operations [member]
Disclosure Of Derivatives And Hedge Accounting [Line Items]
Accounting ineffectiveness recognised in statement of profit or loss on derivatives and non derivatives	€ 3,000,000	€ 0